INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Investments In Associates And Other Companies
Opening balance as of January 1,	$ 23,780	[1]	$ 20,309		$ 17,914
Acquisition of investments (*)	3		1,123		302
Sale of investments
Participation in income	3,962		3,012		2,588
Dividends received	(116)		(217)		(278)
Other equity adjustments	(44)		(447)		(217)
Total	$ 27,585	[1]	$ 23,780	[1]	$ 20,309

[1]	Investments in associates and other companies do not have market prices.